Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

B5    Earnings per share

	2018
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted IFRS operating profit based on longer-term investment returns		4,827	(792)	(3)	4,032	156.6	p	156.5	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(558)	53	—	(505)	(19.7)	p	(19.7)	p
Amortisation of acquisition accounting adjustments		(46)	9	—	(37)	(1.4)	p	(1.4)	p
Loss on disposal of businesses and corporate transactions	D1.1	(588)	108	—	(480)	(18.6)	p	(18.6)	p
Based on profit for the year		3,635	(622)	(3)	3,010	116.9	p	116.8	p

	2017
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted IFRS operating profit based on longer-term investment returns		4,699	(971)	(1)	3,727	145.2	p	145.1	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,563)	572	—	(991)	(38.6)	p	(38.6)	p
Amortisation of acquisition accounting adjustments		(63)	20	—	(43)	(1.7)	p	(1.7)	p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		61	—	—	61	2.4	p	2.4	p
Profit attaching to the disposal of businesses	D1.1	162	(82)	—	80	3.1	p	3.1	p
Impact of US tax reform	B4	—	(445)	—	(445)	(17.3)	p	(17.3)	p
Based on profit for the year		3,296	(906)	(1)	2,389	93.1	p	93.0	p

	2016
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted operating profit based on longer-term investment returns		4,256	(894)	—	3,362	131.3	p	131.2	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,678)	519	—	(1,159)	(45.3)	p	(45.2)	p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)	p	(2.0)	p
(Loss) gain on disposal of businesses and corporate transactions	D1.1	(227)	(4)	—	(231)	(9.0)	p	(9.0)	p
Based on profit for the year		2,275	(354)	—	1,921	75.0	p	75.0	p

Earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests.

The weighted average number of shares for calculating earnings per share, which excludes those held in employee share trusts and consolidated unit trusts and OEICs, is set out as below:

	2018	2017	2016
Weighted average number (in millions) of shares for calculation of:
Basic earnings per share	2,575	2,567	2,560
Shares under option at end of year	5	6	7
Number of shares that would have been issued at fair value on assumed option price	(4)	(5)	(5)
Diluted earnings per share	2,576	2,568	2,562